Share-Based Compensation (Narratives) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant	4,840,837
Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units/shares granted	284,000
Weighted-average grant date fair value of units/shares	$ 136.37
Cash payments made for deferred stock units	$ 2.9	$ 9.6	$ 2.1
Unrecognized compensation costs	$ 41.4
Unrecognized compensation costs, period for recognition, years	2 years 2 months
Fair value of deferred stock units paid	$ 41.6	$ 35.5	$ 31.8
Deferred Stock Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting or deferral Period	2 years
Deferred Stock Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting or deferral Period	5 years
Director Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period after service in which to elect payment	10 years
Market-Based Deferred Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units/shares granted	130,167	119,272
Vesting or deferral Period	3 years
Weighted-average grant date fair value of units/shares	$ 135.49	$ 194.51
Time-Based Deferred Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units/shares granted	153,792
Weighted-average grant date fair value of units/shares	$ 137.12
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period from grant date	10 years
Vesting or deferral Period	3 years
Weighted-average grant date fair value of stock option		$ 37.19	$ 29.10
Closing stock price	$ 150.34
Intrinsic value of stock options exercised	$ 115.3	$ 115.5	$ 125.3
Unrecognized compensation costs	$ 1.1
Unrecognized compensation costs, period for recognition, years	11 months
Cash received from option exercises	$ 141.3
Tax benefit realized from stock option exericses	39.8
Excess tax benefit	$ 25.0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units/shares granted	33,000
Weighted-average grant date fair value of units/shares	$ 138.00
Unrecognized compensation costs	$ 5.1
Unrecognized compensation costs, period for recognition, years	2 years 7 months
Fair value of vested restricted stock	$ 4.3	$ 1.4	$ 12.1
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting or deferral Period	1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting or deferral Period	4 years
Materials Technologies [Member] | Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs	$ 7.0